Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Capitalized Software	$ 96,691	$ 31,700
Total Intangible Assets	1,612,500
Web Domain [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	161,250
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	$ 483,750
Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	13 years 4 months 24 days
Total Intangible Assets	$ 967,500